BANKRUPTCY (Details Narrative) - USD ($)		12 Months Ended
	Apr. 24, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Apr. 27, 2022
Operating Loss Carryforwards				$ 6,400,000
Accounts Receivable, Held-for-Sale		$ 124,195
Bankruptcy Claims, Amount of Claims Settled		1,000,000
Bankruptcy Claims, Amount Paid to Settle Claims							$ 79,518
Bankruptcy claims amount of claims debtors payroll protection loans		1,387,599
[custom:ForgivenessOfPppLoan]	$ 471,300	471,300	$ 812,324
Bankruptcy litigation book value		2,700,000
Litigation value of general unsecured claims		300,000
Gain (Loss) from Litigation Settlement		500,000
[custom:LitigationValueOfLiabilities-0]		25,350,151
[custom:LitigationValueOfGeneralUnsecuredClaimsForPayments-0]		200,000
Debtor Reorganization Items, Gain (Loss) on Settlement of Other Claims, Net		500,000
Debtor Reorganization Items, Discharge of Claims and Liabilities		2,200,000		$ 0	$ 32,157	$ 2,174,424
Class 5 [Member]
Bankruptcy claims amount of claims to be settled		1,000,000
2018 Stock Purchase Agreement [Member] | Stewart Health Care System, LLC [Member]
Payments for Repurchase of Common Stock		$ 7,500,000
Secured Convertible Noteholder [Member]
Warrants description		Each Secured Convertible Note holder will also receive 5-Year warrants (“Warrants”) to purchase shares of the Company’s common stock in an amount equal to 50% of the face value of its Secured Convertible Note. The Warrants will be exercisable upon the consummation of a Qualified Financing, five-year term and a cash exercise provision. The exercise price of the Warrants is equal to 93.75% of the per share price of common stock sold to third-party investors in the Qualified Financing.
General Unsecured Claims Holders [Member] | Class 3 [Member]
Description of settlement terms		General Unsecured Claims holders are to receive distributions equal to their pro rata share of $500,000, with plan interest, payable within ninety (90) days from the effective date of the Plan.
Common Stock [Member]
Debt Instrument, Maturity Date, Description		Principal and accrued interest is to be converted on or before the maturity date into shares of Debtor common stock issued its next common stock offering in an aggregate amount of at least $10,000,000 (“Qualified Financing”). The number of shares of Common Stock issuable upon conversion of each Note in a Qualified Financing shall be equal to (i) the amount of principal and accrued interest, divided by (ii) the lessor of 75% of the price per share of common stock paid by other investors for a majority of the common stock issued in the Qualified Financing or seventy-five cents ($0.75).
Secured Convertible Notes [Member] | Over-Allotment Option [Member]
Proceeds from debt or issuance or sale of equity		$ 2,500,000
[custom:ProceedsFromAdditionalIssuanceOrSaleOfEquity]		500,000
Proceeds from Issuance or Sale of Equity		$ 3,000,000
Debt Instrument, Interest Rate, Effective Percentage		10.00%
Debt Instrument, Interest Rate During Period		10.00%